Note 6 - Marketable Securities	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of marketable securities [text block]
6.	Marketable securities

(a)	FVTPL

Investment in Homestake common shares

In connection with the Homestake acquisition (note
4
), the Company had entered into a loan agreement with Homestake dated
May 10, 2016,
which provided for a loan of
$150.
The loan agreement contained a conversion feature allowing conversion of the indebtedness into Homestake common shares at a conversion price of
$0.10
per Homestake common share.

On
July 20, 2016,
the Company exercised its conversion rights under the loan agreement and received
1,500,000
shares of Homestake, which at that date had a fair value of
$300
based on the closing share price of Homestake of
$0.20
per share. At the date of the acquisition, the shares were fair valued at
$285,
based on the closing share price of Homestake of
$0.19
per share immediately before the acquisition closed, and this amount was included as part of the consideration paid. A gain of
$135
was recorded in net loss for the year ended
December 31, 2016
in connection with this investment.

Investment in Bravada common shares

Included as part of the acquisition of Homestake’s net assets, the Company acquired
2,658,004
shares of Bravada Gold Corporation (“BVA”) at a fair value of
$771
based on the closing share price of
$0.29
per share on
September 7, 2016.
The Company has classified BVA shares as FVTPL within level
1
category of the fair value hierarchy (note
18
). As at
December 31, 2017,
the BVA share price quoted on TSXV was
$0.16
per share (
December 31, 2016 –
$0.235
per share) and the fair value of the shares was adjusted to
$425
(
December 31, 2016 -
$625
). The impact of the fair value adjustment of the BVA shares was to record a fair value loss of
$200
in the statement of loss and comprehensive loss for the year ended
December 31, 2017 (
December 31, 2016 -
$146
).